SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Cash	$ 100,678	$ 30,146
Net loss	5,137,332	3,712,047
Working capital deficit	1,875,118
FDIC amount	250,000
Cash insurance limits	0
Convertible notes payable	405,305
Accumulated deficit	(37,142,942)	$ (31,600,305)
Accounting Standards Update 2020-06 [Member]
Accumulated deficit	$ 405,305